Vanguard Total Corporate Bond ETF Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard Total Corporate Bond ETF - ETF Shares	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.01%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.03%	[1],[2]

[1]	The expense information in this table has been restated resulting from a restatement of Management Fees and Other Expenses due to the removal of Acquired Fund Fees and Expenses resulting from a change in investment strategy.
[2]	The expense information shown in the table reflects estimated amounts for the current fiscal year.